Other receivables and assets (Movements of other receivables and assets loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other receivables and assets [abstract]
Beginning of the year	¥ (33,879)	¥ (28,961)
Provision	(24,924)	(5,890)
Reversal/write-off	15,634	972
End of the year	¥ (43,169)	¥ (33,879)